Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Principal Accounting Policies
Basis of consolidation

(a)Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation

(b)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, average playing period of paying players of mobile games, the determination of whether sales prices are fixed or determinable and collectability is reasonably assured, realization of deferred tax assets and the determination of uncertain tax positions, lower of cost and market value of inventories, useful lives and impairment provision of property, equipment and software and intangibles, assumptions related to stock-based compensation and assumptions related to the valuation of long-term investments.

Revenue recognition

(c)Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Net revenues presented in the consolidated statements of operations and comprehensive income represent revenues from service and product sales net off sales discount, and value-added tax (“VAT”). Service sales represent revenues from online game services, advertising services, e-mail and other services. Service sales are recognized when service has been rendered. Product sales represent revenue from the sale of products through its e-commerce platform where the Group record revenue on a gross basis. Product sales are recorded when the products are shipped and title passes to customers.

(i)Online game services

Mobile games

The Group operates mobile games including both self-developed and licensed mobile games primarily through HZ Leihuo and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis as the Group is acting as the principal to fulfill all obligations related to the mobile game operation. Fees paid to game developers, distribution channels (app stores) and payment channels are recorded as cost of revenues.

For the purposes of determining when the service has been provided to the end-users, the Group determined that an implied obligation exists to provide on-going services to the end-users who purchased virtual items to gain an enhanced game-playing experience over an average playing period of the paying players. Accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts and all other revenue recognition criteria are met.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players for each game. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying users for other games with similar characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

PC-client games

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the online payment services platforms, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online game services with respect to such online points is remote. The revenue recognized from the inactive accounts was insignificant in 2015, 2016 and 2017.

(ii)E-commerce services

The Group’s e-commerce businesses mainly include cross-border and domestic e-commerce business. The Group established its cross-border e-commerce platform, Kaola.com (“Kaola”), in January 2015 and primarily sells imported maternity and baby products, skincare and cosmetics and other general merchandise through online direct sales. The Group also established its domestic e-commerce platform, You.163.com (“Yanxuan”), in April 2016 and sells its private label products, including apparel, homeware, kitchenware and other general merchandise which are sourced primarily directly from original design manufacturers in China.

E-commerce revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. The Group evaluates whether it is appropriate to record the net amount earned as commissions or the gross amount of product sales. When the Group is not the primary obligor, doesn’t bear the inventory risk and doesn’t have the ability to establish the price, revenues are recorded on a net basis. When the Group is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has several but not all of these indicators, revenues are recorded on a gross basis.

The Group also provides discount coupons to its customers for use in purchases on the Kaola and Yanxuan platform, which are treated as a reduction of revenue when the related transaction is recognized.

(iii)Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by NetEase Advertising. Advertising service contracts may consist of multiple elements with a typical term of less than three months. Such elements generally represent different formats of advertisement, including but not limited to banners, text-links, videos, logos, buttons and rich media. Each element is time-based and the service period of the element is usually within three months. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), the Group treats advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue over the advertising period during the contract when each deliverable elements of advertisements is provided and all the other revenue recognition criteria are met. Since the contract price is for all deliverables, the Group allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Group uses (a) vendor-specific objective evidence of selling price (“VSOE”), if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) the management’s best estimate of the selling price for that deliverable. As the deliverables are not sold separately, the best estimate of the selling price has taken into consideration the pricing of advertising areas of the Group’s platform with a similar popularities and advertisements with similar formats and quoted prices from competitors as well as other market conditions. Revenues recognized with reference to best estimation of selling price were immaterial for all periods presented.

The Group also enters into performance-based advertising arrangements with customers. The Group enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with customers, under which the Group recognizes revenues based on the number of times that the advertisement has been displayed.

The Group also enters into cost per action (“CPA”) advertising arrangements with customers, under which the Group recognizes revenues based on the number of actions completed resulted from the advertisements, including but not limited to when users click on links.

The Group recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2015, 2016 and 2017, the Group was engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iv)E-mail and others

Revenue from e-mail and others is predominantly derived from activities related to fee-based premium services, online payment platform services and other online services.

Fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail and other wireless value-added services. Prepaid subscription revenues are deferred and are recognized by the Group over the period in which the services are provided.

In February 2009, the Group launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Group. The Group recognizes revenue when services are rendered to account holders in accordance with service agreement.

The Group offer online services related to third-party virtual products to facilitate the sale of products from third-party providers. The Group acts as an agent and do not buy, sell, manufacture, or design such products. Revenues are recognized when services are rendered to customers based on the pre-determined service fee rate. The Group also operates its “Duobao” platform, which provides services that allow users to purchase the virtual currency, “Duobao Bi”, and use them to exchange for products. For the services where the Group acts as an agent, products are provided by third-party suppliers and revenues are recognized on a net basis when services are rendered. The Group discontinued the Duobao platform in early 2017.

The Group also generate revenue from the operation of its live streaming platforms whereby users can enjoy live performances provided by the hosts and interact with the hosts. Most of the hosts host the performance on their own. The Group creates and sells virtual items to users so that the users present them simultaneously to hosts to show their support. The virtual items sold by the Group comprise of either (i) consumable items or (ii) time-based item, such as privilege titles etc. Under the arrangements with the hosts, the Group shares with them a portion of the revenues derived from the sales of virtual items. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal to fulfill all obligations related to the sale of virtual items. Accordingly, revenue is recognized when the virtual item is delivered and consumed if the virtual item is a consumable item or, in the case of time-based virtual item, recognized ratably over the period each virtual item is made available to the user.

The Group also earns membership revenue from customers in respect of the sale of membership packages which allow them to access premium content on the Group’s paid content platforms, such as Cloud Music platform. These service fees are paid in advance for a specific contracted service period. All these fees are initially deferred when received and revenue is recognized ratably over the term of the respective service contracts as the services are rendered.

Cost of revenues

(d)Cost of revenues

Costs of revenue consist primarily of purchase price, inbound shipping costs and inventory write downs relating to merchandise sold, staff costs, royalties and consultancy fees related to licensed games, revenue sharing cost related to mobile games, depreciation and amortization of computers and software, server custody fees, bandwidth, and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred. Shipping and handling costs, which primarily include third-party delivery costs relating to the delivery of products from distribution centers to customers, fulfillment expenses occurred in the Group’s various distribution facilities and packing material expenses, are classified as selling and marketing expenses. Shipping and handling costs included in selling and marketing expenses were approximately RMB155.4 million, RMB503.0 million and RMB1,182.7 million (US$181.8 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

Research and development costs

(e)Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games prior to the establishment of technological feasibility and costs associated with new product development. For the years ended December 31, 2015, 2016 and 2017, the costs incurred for development of online game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant.

Cash, cash equivalents and time deposits

(f)Cash, cash equivalents and time deposits

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2016, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$394.8 million and Euro1.3 million, respectively. As of December 31, 2017, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$112.5 million and Euro1.6 million, respectively (equivalent to approximately RMB733.4 million and RMB12.8 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2016, there were time deposits denominated in US dollars amounting to approximately US$750.2 million. As of December 31, 2017, there were time deposits denominated in US dollars amounting to approximately US$2,547.8 million (equivalent to approximately RMB16,648.1 million).

As of December 31, 2016 and 2017, the Group had approximately RMB17.0 billion and RMB15.1 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 66.9% and 45.1% of total cash and cash equivalents and time deposits of the Group, respectively.

As of December 31, 2016 and 2017, the Group had a restricted cash balance approximately RMB5,533.3 million and RMB5,927.1 million, respectively, comprising as follows (in millions):

	December 31, 2016	December 31, 2017
	RMB	RMB
Escrow account deposit for sales and marketing activities of Blizzard’s licensed games	134.4	—
Customer deposit of Wangyibao accounts	1,318.0	1,554.8
Pledge deposits for short-term bank borrowings — Current	1,935.0	4,091.0
Others	85.9	281.1

Subtotal	3,473.3	5,926.9

Pledge deposits for short-term bank borrowings — Non-current	2,060.0	—
Others	—	0.2

Subtotal	2,060.0	0.2

Total	5,533.3	5,927.1

The Group had no other lien arrangements during 2016 and 2017.

Fair value of financial instruments

(g)Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, short-term loan, deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 26 for additional information.

Inventories, net

(h)Inventories, net

Inventories, mainly represent products for the Group’s e-commerce business, are stated at the lower of cost or net realizable value in the consolidated balance sheets. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income. Certain costs attributable to buying and receiving products, such as purchase freights, are also included in inventories.

Investments

(i)Investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Group has positive intent and ability to hold to maturity, all of which are with an original maturities of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income /(expense). Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 6 and Note 26 for additional information.

The investments that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost. For individual investment classified as held-to-maturity investments, the Group evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Group’s policy and ASC 320-10. If the Group concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. An available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in long-term investments.

For investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investment in associated companies

(j)Investment in associated companies

Investments in associated companies in which the Group is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under long-term investments in the consolidated balance sheets.

Property, equipment and software

(k)Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred.

Intangible assets

(l)Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Group amortizes its finite-lived intangible assets using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Technology	10 years

The Group obtains music content for customers through licensing agreements. When the license fee for music title is determinable or reasonably estimable and the content is available for streaming, the Group recognizes an asset representing the fee and a corresponding liability for the amounts owed. The Group relieves the liability as payments are made and the Group amortizes the asset to “Cost of revenues” on a straight-line basis over the term of the respective licensing agreements.

Advertising expenses

(m)Advertising expenses

The Group expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB697.9 million, RMB1,116.9 million and RMB2,310.6 million for the years ended December 31, 2015, 2016 and 2017, respectively.

Foreign currency translation

(n)Foreign currency translation

The Group’s reporting currency is RMB. The Company and its subsidiaries and VIEs, with an exception of several subsidiaries incorporated in Cayman Islands, use RMB as their functional currency. In 2017, several of the Company’s subsidiaries incorporated in Cayman Islands changed their functional currency from RMB to US$. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters and such change has not resulted in any material effect on the Group’s financial statements.

In the financial statements of the Company’s subsidiaries and VIEs, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.5063 on the last trading day of 2017 (December 29, 2017) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation

(o)Share-based compensation

Under its 2009 Restricted Share Unit Plan (see Note 19(a)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities. There were no significant cash payments for share-based liabilities for the years ended December 31, 2015, 2016 and 2017.

Certain subsidiaries of the Company granted options exercisable for ordinary shares to certain of the Group’s employees. The options expire five to seven years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The Group adopts the binomial option pricing model to determine the fair value of stock options and accounts for share-based compensation cost using an estimated forfeiture rate.

Forfeitures were estimated based on the Group’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 19 for further information regarding share-based compensation assumptions and expense.

Taxation

(p)Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, all deferred tax assets and liabilities are offset and presented as a single amount. The Group does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Group reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any. The Group did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2015, 2016 and 2017.

The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2016 and 2017.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")

(q)Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves

(r)Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to foreign invested enterprises in China, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) general reserve fund. (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC statutory accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the board of directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC statutory accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the board of directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the board of directors, the discretionary surplus and enterprise expansion fund can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Appropriations to general reserve funds and statutory surplus funds	73,635	149,244	46,063

NetEase Beijing, Boguan and Netease Hangzhou did not make appropriations to statutory reserves for the years ended December 31, 2015, 2016 and 2017, Guangzhou NetEase did not make appropriations to statutory reserves for the years ended December 31, 2016 and 2017, and Media Beijing did not make appropriations to statutory reserves for the years ended December 31, 2017, as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

Noncontrolling interests and Redeemable noncontrolling interests

(s)Noncontrolling interests and Redeemable noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Redeemable noncontrolling interests represent redeemable equity interests issued by one of the Group’s subsidiary to certain investors (see Note 16), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these redeemable interests are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company. The Group accreted the redeemable equity interests to their redemption value, which is purchase price plus interest per year over the period since issuance to the redemption date.

Related parties

(t)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(u)Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income for the periods presented includes net income, change in unrealized gains (losses) on marketable securities classified as available-for-sale securities (net of tax) and foreign currency translation adjustment.

Segment reporting

(v)Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in detail under Note 25.

Dividends	(w)Dividends Dividends of the Company are recognized when declared.
Recently issued accounting pronouncements

(x)Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.’’ In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The FASB has issued several amendments and updates to the new revenue standard, including ASU 2016-08 “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, ASU 2016-10 “Identifying Performance Obligations and Licensing”, ASU 2016-12 “Narrow-Scope Improvements and Practical Expedients” and ASU 2016-20 “Technical Corrections and Improvements”.

The Group will adopt the new standard in the first quarter of fiscal 2018, using the modified-retrospective transition approach. Under this approach, the Group will apply the new revenue standard on a prospective basis, effective January 1, 2018, and record adjustments to its fiscal 2018 opening balance sheet (as of January 1, 2018) to reflect the cumulative effect of the new revenue standard. The Group will also provide quantitative and qualitative disclosures of the new standard’s impact to each of its financial statement line items during fiscal 2018. The new revenue standard will primarily impact the accounting of the recognition of breakage associated with its unused online points in a personal game account as a result of recording revenue based upon estimates of breakage under the new revenue standard. Under the historical accounting, revenue for unused points was not recorded until the points expired. Thus, for unused points, revenue will be recorded earlier under the new standard. The cumulative-effect adjustment will include a reduction of its deferred revenue of approximately RMB81.7 million and a net increase to its retained earnings of approximately RMB27.4 million (net of tax).

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The Group adopted this ASU in Q1 2017 and retrospectively presented the amount of current deferred tax assets and liabilities as noncurrent in the balance sheets of prior periods. Upon adoption, current deferred tax assets of RMB536.3 million and current deferred tax liabilities of RMB358.5 million in its consolidated balance sheet as of December 31, 2016 had been reclassified as non-current.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU No. 2016-01) “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to the Group’s consolidated financial statements, the most significant impact relates to the accounting for equity investments. In February 2018, the FASB issued ASU No. 2018-03, Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, that clarifies the guidance in ASU No. 2016-01 on equity securities and certain fair value option liabilities among other things. ASU 2016-01 and ASU 2018-03 are effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. The Group anticipate that the adoption of the new standard will increase the volatility of its investment income, net, as a result of the remeasurement of its equity and cost method investments. The Group will adopt this guidance in the first quarter of 2018 and RMB38.2 million of accumulated other comprehensive income for the Group’s available-for-sale equity securities that exist as of December 31, 2017 will be reclassified into retained earnings upon the adoption.

In February 2016, the FASB issued ASU 2016-02 “Leases” to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 “Leases” to replace the previous Topic 840 “Leases.” ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASU 2014-09 (see above). ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Group is currently assessing the impact of ASU 2016-02 on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07 “Investments—Equity method and joint ventures (Topic 323)”, to simplify the accounting for equity method investments, which eliminates the requirement in ASC 323 “Investments — equity method and joint ventures” that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. ASU 2016-07 is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The implementation of this update did not have a material impact on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09 “Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting”, which relates to accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification in the statement of cash flows; and (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group continues to estimate expected forfeitures and the implementation of this update did not have a material impact on the Group’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments”, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group will adopt this guidance in the first quarter of 2018 with no material impact on its consolidated financial statements at adoption.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Group will adopt this guidance in the first quarter of 2018. The adoption will impact the Group’s consolidated statements of cash flow as the Group has restricted cash totaling RMB5,927.1 million as of December 31, 2017.